                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2004

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:

Appleton Partners, Inc.   S.E.C. File Number 28-6694

Business Address:

45 Milk Street   Boston     MA    02109
    Street        City    State    Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617)338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 3rd day of February 2005.

                                        Appleton Partners, Inc.
                                        (Name of Institutional Investment Mgr.)


                                        /s/ Douglas C. Chamberlain
                                        ----------------------------------------
                                        By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   131
Form 13F Information Table Value Total:   261,655,605 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.    Form 13F file number   Name

----   --------------------   -------------------

                             Appleton Partners, Inc.
                                13F SEC APPRAISAL
                                    31-Dec-04

                                                                                        Investment Discretion   Voting Authority
                                                                                        ---------------------  ------------------
                                         Security                                        Sole  Shared  Other   Sole  Shared  None
               Security                    Type        Cusip    Market Value  Quantity    (A)    (B)    (C)     (A)    (B)    (C)
-------------------------------------  ------------  ---------  ------------  --------   ----  ------  -----   ----  ------  ----
3M CO COM                              COMMON STOCK  88579Y101     6,412,786    78,138     X                     X
ALBERTO CULVER CO CL B CONV            COMMON STOCK  013068101       444,998     9,162     X                     X
ALLSTATE CORP COM                      COMMON STOCK  020002101       228,189     4,412     X                     X
AMERICAN EXPRESS CO COM                COMMON STOCK  025816109     5,186,998    92,017     X                     X
AMERICAN INTL GROUP COM                COMMON STOCK  026874107     3,015,304    45,916     X                     X
AMGEN INC COM                          COMMON STOCK  031162100       737,533    11,497     X                     X
APACHE CORP COM                        COMMON STOCK  037411105     6,986,751   138,160     X                     X
APOLLO GROUP INC CL A                  COMMON STOCK  037604105       292,574     3,625     X                     X
APPLETON EQUITY GROWTH FUND            MUTUAL FUNDS  038042107     2,381,965   353,407     X                     X
APPLIED MATLS INC COM                  COMMON STOCK  038222105     1,593,959    93,214     X                     X
ATLAS CONS MNG&DEV CP CL B             COMMON STOCK  049249303         3,827    76,533     X                     X
AUTOMATIC DATA PROCESS COM             COMMON STOCK  053015103       204,542     4,612     X                     X
AVON PRODS INC COM                     COMMON STOCK  054303102     4,705,843   121,598     X                     X
BAKER HUGHES INC COM                   COMMON STOCK  057224107     4,683,459   109,760     X                     X
BANK OF AMERICA CORP COM               COMMON STOCK  060505104     9,424,114   200,556     X                     X
BARD C R INC COM                       COMMON STOCK  067383109     6,317,705    98,745     X                     X
BECTON DICKINSON & CO COM              COMMON STOCK  075887109       259,860     4,575     X                     X
BELLSOUTH CORP COM                     COMMON STOCK  079860102       234,186     8,427     X                     X
BJ SVCS CO COM                         COMMON STOCK  055482103       546,612    11,745     X                     X
BORG WARNER INC COM                    COMMON STOCK  099724106     5,350,913    98,780     X                     X
BP PLC SPONSORED ADR                   COMMON STOCK  055622104     1,212,793    20,767     X                     X
BRISTOL MYERS SQUIBB COM               COMMON STOCK  110122108       738,215    28,814     X                     X
BURLINGTON NRTHN SANTA COM             COMMON STOCK  12189T104     4,144,829    87,610     X                     X
CARLISLE COS INC COM                   COMMON STOCK  142339100       370,044     5,700     X                     X
CATERPILLAR INC DEL COM                COMMON STOCK  149123101       422,511     4,333     X                     X
CENTEX CORP COM                        COMMON STOCK  152312104       247,257     4,150     X                     X
CHECK POINT SOFTWARE ORD               COMMON STOCK  M22465104     1,092,956    44,375     X                     X
CHEVRONTEXACO CORP COM                 COMMON STOCK  166764100       509,032     9,694     X                     X
CISCO SYS INC COM                      COMMON STOCK  17275R102     2,810,326   145,462     X                     X
CITIGROUP INC COM                      COMMON STOCK  172967101     5,224,687   108,441     X                     X
COCA COLA CO COM                       COMMON STOCK  191216100     1,001,650    24,055     X                     X
COLGATE PALMOLIVE CO COM               COMMON STOCK  194162103       299,337     5,851     X                     X
CONAGRA FOODS INC COM                  COMMON STOCK  205887102       378,432    12,850     X                     X
COSTCO WHSL CORP NEW COM               COMMON STOCK  22160K105       246,891     5,100     X                     X
DANAHER CORP DEL COM                   COMMON STOCK  235851102     3,320,020    57,830     X                     X
DELL INC COM                           COMMON STOCK  24702R101       381,999     9,065     X                     X
DIEBOLD INC COM                        COMMON STOCK  253651103       844,309    15,150     X                     X
DISNEY WALT CO COM DISNEY              COMMON STOCK  254687106       601,898    21,651     X                     X
DNAPRINT GENOMICS INC COM              COMMON STOCK  23324Q103         1,140   100,000     X                     X
DU PONT E I DE NEMOURS COM             COMMON STOCK  263534109       429,727     8,761     X                     X
EATON CORP COM                         COMMON STOCK  278058102       342,986     4,740     X                     X
ECOLAB INC COM                         COMMON STOCK  278865100     2,193,868    62,450     X                     X
ENERGAS RES INC COM                    COMMON STOCK  29265E108        14,600    20,000     X                     X
EXPEDITORS INTL WASH COM               COMMON STOCK  302130109     4,636,922    82,980     X                     X

EXXON MOBIL CORP COM                   COMMON STOCK  30231G102    13,819,017   269,587     X                     X
FEDERATED EQUITY FDS KAUFMANN CL A     MUTUAL FUNDS  314172677       240,120    44,799     X                     X
FEDERATED INCOME TR INSTL SHRS         MUTUAL FUNDS  314199100       155,412    14,773     X                     X
FEDERATED INVS INC PA CL B             COMMON STOCK  314211103       423,320    13,925     X                     X
FEDERATED STK TR SH BEN INT            MUTUAL FUNDS  313900102       545,432    14,670     X                     X
FEDERATED TOTAL RETURN TOTL RET INSTL  MUTUAL FUNDS  31428Q101       165,407    15,259     X                     X
FLEXTRONICS INTL LTD ORD               COMMON STOCK  Y2573F102       314,972    22,791     X                     X
FOREST LABS INC COM                    COMMON STOCK  345838106       252,786     5,635     X                     X
FRIEDMAN BILLINGS RMSY CL A            COMMON STOCK  358434108     3,707,833   191,224     X                     X
GANNETT INC COM                        COMMON STOCK  364730101       206,292     2,525     X                     X
GENERAL ELEC CO COM                    COMMON STOCK  369604103    10,040,366   275,079     X                     X
GILLETTE CO COM                        COMMON STOCK  375766102     3,251,239    72,605     X                     X
HARLEY DAVIDSON INC COM                COMMON STOCK  412822108       426,769     7,025     X                     X
HERSHEY FOODS CORP COM                 COMMON STOCK  427866108     2,857,811    51,455     X                     X
HOME DEPOT INC COM                     COMMON STOCK  437076102     1,264,805    29,593     X                     X
ILLINOIS TOOL WKS INC COM              COMMON STOCK  452308109       582,401     6,284     X                     X
INTEL CORP COM                         COMMON STOCK  458140100     5,651,492   241,620     X                     X
INTERNATIONAL BUS MACH COM             COMMON STOCK  459200101     2,455,332    24,907     X                     X
IRON MTN INC PA COM                    COMMON STOCK  462846106     3,924,581   128,717     X                     X
ISHARES TR MSCI EAFE IDX               COMMON STOCK  464287465       216,337     1,350     X                     X
J P MORGAN CHASE & CO COM              COMMON STOCK  46625H100       453,101    11,615     X                     X
JABIL CIRCUIT INC COM                  COMMON STOCK  466313103     1,708,744    66,800     X                     X
JOHNSON & JOHNSON COM                  COMMON STOCK  478160104     6,058,576    95,531     X                     X
KELLOGG CO COM                         COMMON STOCK  487836108       691,873    15,492     X                     X
LABORATORY AMER HLDGS COM NEW          COMMON STOCK  50540R409       862,384    17,310     X                     X
LILLY ELI & CO COM                     COMMON STOCK  532457108     1,876,893    33,073     X                     X
LOWES COS INC COM                      COMMON STOCK  548661107       280,751     4,875     X                     X
MASCO CORP COM                         COMMON STOCK  574599106     4,147,981   113,550     X                     X
MEDTRONIC INC COM                      COMMON STOCK  585055106     1,078,336    21,710     X                     X
MEMORY PHARMACEUTICALS COM             COMMON STOCK  58606R403       155,570    29,248     X                     X
MERRILL LYNCH & CO INC COM             COMMON STOCK  590188108     3,552,729    59,440     X                     X
MFS SER TR I NEW DISCV CL A            MUTUAL FUNDS  552983553       274,213    16,720     X                     X
MFS SER TR V INTL NEW DIS A            MUTUAL FUNDS  552981888       236,056    11,062     X                     X
MICROSOFT CORP COM                     COMMON STOCK  594918104     4,746,621   177,643     X                     X
MORGAN STANLEY COM NEW                 COMMON STOCK  617446448       274,213     4,939     X                     X
NEWELL RUBBERMAID INC COM              COMMON STOCK  651229106       863,583    35,700     X                     X
NIKE INC CL B                          COMMON STOCK  654106103       861,555     9,500     X                     X
NORTH STAR DIAMONDS COM                COMMON STOCK  662566108         2,000   100,000     X                     X
NORTHERN TR CORP COM                   COMMON STOCK  665859104       394,032     8,111     X                     X
OMNICOM GROUP INC COM                  COMMON STOCK  681919106     1,167,832    13,850     X                     X
PATTERSON DENTAL CO COM                COMMON STOCK  703395103     1,968,604    45,370     X                     X
PEPSICO INC COM                        COMMON STOCK  713448108     4,636,091    88,814     X                     X
PFIZER INC COM                         COMMON STOCK  717081103     5,673,118   210,975     X                     X
POLARIS INDS INC COM                   COMMON STOCK  731068102     2,545,172    37,418     X                     X
POTASH CORP SASK INC COM               COMMON STOCK  73755L107       228,415     2,750     X                     X
PPG INDS INC COM                       COMMON STOCK  693506107       209,115     3,068     X                     X
PRAXAIR INC COM                        COMMON STOCK  74005P104     4,775,970   108,176     X                     X
PROCTER & GAMBLE CO COM                COMMON STOCK  742718109     5,606,531   101,789     X                     X
PULTE HOMES INC COM                    COMMON STOCK  745867101     5,334,637    83,615     X                     X
QUALCOMM INC COM                       COMMON STOCK  747525103       736,064    17,360     X                     X
QUEST DIAGNOSTICS INC COM              COMMON STOCK  74834L100     3,154,583    33,015     X                     X
ROYAL DUTCH PETE CO NY REG EUR .56     COMMON STOCK  780257804       447,736     7,803     X                     X

SAFECO CORP COM                        COMMON STOCK  786429100     5,456,729   104,455     X                     X
SANMINA SCI CORP COM                   COMMON STOCK  800907107       110,957    13,100     X                     X
SBC COMMUNICATIONS INC COM             COMMON STOCK  78387G103       711,072    27,593     X                     X
SCHEIN HENRY INC COM                   COMMON STOCK  806407102       388,243     5,575     X                     X
SCHLUMBERGER LTD COM                   COMMON STOCK  806857108     2,412,744    36,038     X                     X
SCOTTS CO CL A                         COMMON STOCK  810186106     1,926,224    26,200     X                     X
SCRIPPS E W CO OHIO CL A               COMMON STOCK  811054204     1,228,967    25,455     X                     X
SEA CONTAINERS LTD CL A                COMMON STOCK  811371707       364,757    18,525     X                     X
SHELL TRANS&TRAD PLC ADR NY SHS NEW    COMMON STOCK  822703609       672,055    13,075     X                     X
SMITH INTL INC COM                     COMMON STOCK  832110100       244,845     4,500     X                     X
SPDR TR UNIT SER 1                     COMMON STOCK  78462F103       366,840     3,035     X                     X
STANLEY WKS COM                        COMMON STOCK  854616109     1,417,281    28,930     X                     X
STARWOOD HOTELS&RESORT PAIRED CTF      COMMON STOCK  85590A203     1,962,240    33,600     X                     X
STATE STR CORP COM                     COMMON STOCK  857477103       896,145    18,244     X                     X
STRYKER CORP COM                       COMMON STOCK  863667101       209,646     4,345     X                     X
SYMANTEC CORP COM                      COMMON STOCK  871503108     3,754,778   145,760     X                     X
SYSCO CORP COM                         COMMON STOCK  871829107       209,324     5,484     X                     X
TARGET CORP COM                        COMMON STOCK  87612E106     3,788,553    72,955     X                     X
TEEKAY SHIPPNG MARS IS COM             COMMON STOCK  Y8564W103     1,059,066    25,150     X                     X
TERADYNE INC COM                       COMMON STOCK  880770102       419,700    24,587     X                     X
TEVA PHARMACEUTCL INDS ADR             COMMON STOCK  881624209       418,040    14,000     X                     X
TOLL BROTHERS INC COM                  COMMON STOCK  889478103     1,994,836    29,075     X                     X
TRIBUNE CO NEW COM                     COMMON STOCK  896047107     3,203,820    76,028     X                     X
UNITED TECHNOLOGIES CP COM             COMMON STOCK  913017109       949,786     9,190     X                     X
VANGUARD INDEX TR STK MRK VIPERS       MUTUAL FUNDS  922908769       212,490     1,800     X                     X
VERIZON COMMUNICATIONS COM             COMMON STOCK  92343V104     3,821,106    94,325     X                     X
VODAFONE GROUP PLC NEW SPONSORED ADR   COMMON STOCK  92857W100       264,299     9,653     X                     X
WACHOVIA CORP 2ND NEW COM              COMMON STOCK  929903102       562,241    10,689     X                     X
WAL MART STORES INC COM                COMMON STOCK  931142103     2,085,017    39,474     X                     X
WEATHERFORD INTL LTD COM               COMMON STOCK  G95089101     2,527,551    49,270     X                     X
WELLS FARGO & CO NEW COM               COMMON STOCK  949746101     4,820,478    77,562     X                     X
WYETH COM                              COMMON STOCK  983024100       565,467    13,277     X                     X
YUM BRANDS INC COM                     COMMON STOCK  988498101       265,152     5,620     X                     X
ZEBRA TECHNOLOGIES CP CL A             COMMON STOCK  989207105     1,038,676    18,455     X                     X
ZIMMER HLDGS INC COM                   COMMON STOCK  98956P102     5,343,123    66,689     X                     X
                                                                 -----------
                                                                 261,655,605
                                                                 -----------
TOTAL PORTFOLIO                                                  261,655,605
                                                                 ===========